Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Liabilities
Schedule of other non-current liabilities

	December 31,	December 31,
	2023	2024
Warranty liabilities	3,202,936	4,068,079
Deferred revenue	3,051,022	3,045,846
Payable to BaaS users	—	779,695
Deferred government grants	323,980	391,116
Non-current finance lease liabilities	22,173	35,145
Others	63,694	308,715
Total	6,663,805	8,628,596